Government funding - Summary of Government Grants and Investment Tax Credits (Detail) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Government Funding [Abstract]
Research and development expenses, gross	$ 2,809,537	$ 3,134,468	$ 677,235
Less: Government grants	(2,032,869)	(629,346)	(46,843)
Less: Investment tax credits		(393,464)	(233,322)
Research and development expenses, net	$ 776,668	$ 2,111,658	$ 397,070